Fair Value - Summary of Assets Measured at Fair Value on Non-recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Held-to-maturity securities	$ 317,509	$ 310,539	$ 261,017
U.S. Government-Sponsored Entities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Held-to-maturity securities	2,188	2,669	2,800
Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | U.S. Government-Sponsored Entities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Held-to-maturity securities	2,188
Impaired Loans [Member] | Level 3 [Member] | Commercial Real Estate [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	659	2,986	4,386
Impaired Loans [Member] | Level 3 [Member] | Commercial and Industrial [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	54	57	663
Impaired Loans [Member] | Level 3 [Member] | Residential Real Estate [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	716	594	801
Impaired Loans [Member] | Level 3 [Member] | Other [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	238	65	158
Impaired Loans [Member] | Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	1,667	3,702	6,008
Other Real Estate Owned [Member] | Level 3 [Member] | Commercial Real Estate [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	524	524	524
Other Real Estate Owned [Member] | Level 3 [Member] | Residential Real Estate [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	$ 288	$ 387	$ 646